NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2013
NONCONTROLLING INTERESTS
Schedule of noncontrolling interests
December 31,	2013	2012
(millions of Canadian dollars)
EEP	2,810	2,636
Enbridge Energy Management, L.L.C. (EEM)	1,079	498
EGD preferred shares	100	100
Other	25	24
	4,014	3,258

Schedule of redeemable noncontrolling interests

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Balance at beginning of year	1,000	640	362
Loss	(24)	(12)	(9)
Other comprehensive income/(loss)
Change in unrealized gains/(loss) on cash flow hedges, net of tax	4	(1)	(3)
Comprehensive loss	(20)	(13)	(12)
Distributions to unitholders	(72)	(49)	(33)
Contributions from unitholders	92	225	170
Redemption value adjustment	53	197	153
Balance at end of year	1,053	1,000	640